Share Capital (Narrative) (Details)					1 Months Ended								12 Months Ended
	Jul. 15, 2020 CAD ($) $ / shares shares	Oct. 10, 2019 CAD ($) $ / shares shares	Oct. 09, 2018 CAD ($)	Jul. 10, 2018 CAD ($) $ / shares	Jun. 15, 2021 Share shares $ / shares	May 17, 2021 CAD ($) shares	Mar. 25, 2021 CAD ($) $ / shares shares	Feb. 17, 2021 CAD ($) shares	Oct. 28, 2020 CAD ($) shares	Aug. 31, 2020 CAD ($) shares	Aug. 18, 2020 CAD ($) shares	Jan. 17, 2019 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($) shares $ / shares	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2019 CAD ($) $ / shares	Jan. 22, 2021 CAD ($)	Dec. 31, 2018 $ / shares
Share capital [Line Items]
Number of shares issued | shares								5,000					34,959,207
Number of shares outstanding | shares													34,959,207
Exercise price of warrants granted | $ / shares														$ 0.36
Amount of debt settlement										$ 256,769	$ 256,769	$ 349,555
Gain on debt settlement													$ 31,137	$ 800	$ 107,395
Weighted average exercise price of share options granted | $ / shares													$ 0.4
Stock-based compensation (Note 12 (e))													$ 471,756	$ 3,397	$ 26,275
Weighted average exercise price of share options outstanding | $ / shares													$ 0.41	$ 0.51	$ 0.51		$ 0.79
Number of share options granted | shares					1,715,000								1,715,000
Exercise of warrants								$ 1,800
Gross proceeds from Mainpointe Investment													$ 2,698,884	$ 0	$ 0
Common shares issued | shares						126,492		5,000
Accrued dividends													$ 22,872	39,814
Stock Option Plan [Member]
Share capital [Line Items]
Description of stock option plan													On May 21, 2014, the Company approved a Stock Option Plan whereby the Company may grant stock options to directors, officers, employees and consultants. The maximum number of shares reserved for issue under the plan cannot exceed 10% of the outstanding common shares of the Company as at the date of the grant. The stock options can be exercisable for a maximum of 10 years from the grant date and with various vesting terms.
Stock-based compensation (Note 12 (e))													$ 471,755	3,397	26,275
Weighted average remaining contractual life of outstanding share options													3 years 3 months 29 days
Unrecognized stock based compensation													$ 84,033	$ 0	$ 3,409
Stock Option Plan [Member] | Bottom of range [Member]
Share capital [Line Items]
Weighted average exercise price of share options outstanding | $ / shares													$ 0.4
Stock Option Plan [Member] | Top of range [Member]
Share capital [Line Items]
Weighted average exercise price of share options outstanding | $ / shares													$ 0.43
August 2020 Debt Settlement [Member]
Share capital [Line Items]
Amount of debt settlement										$ 256,769	$ 256,769
Number of shares issued to creditors | shares										1,426,491	1,426,491
Directors, officers, consultants and employees [Member]
Share capital [Line Items]
Number of share options granted | shares					1,715,000
Directors, officers, consultants and employees [Member] | Stock Option Plan [Member]
Share capital [Line Items]
Weighted average exercise price of share options granted | $ / shares					$ 0.4
Directors, officers, consultants and employees [Member] | Vest in equal amounts each calendar quarter over the next 24 months [Member]
Share capital [Line Items]
Number of share options vested | Share					1,090,000
Directors, officers, consultants and employees [Member] | Vest immediately [Member]
Share capital [Line Items]
Number of share options vested | Share					625,000
Certain creditors ("Creditors") [Member] | March 2021 Debt Settlement [Member]
Share capital [Line Items]
Amount of debt settlement							$ 342,501
Number of shares issued to creditors | shares							889,612
Share price | $ / shares							$ 0.385
Gain on debt settlement							$ 31,137
Certain creditors ("Creditors") [Member] | October 2020 Debt Settlement [Member]
Share capital [Line Items]
Amount of debt settlement									$ 28,800
Number of shares issued to creditors | shares									160,000
Gain on debt settlement									$ 800
Certain creditors ("Creditors") [Member] | Settlement Agreements [Member]
Share capital [Line Items]
Amount of debt settlement		$ 210,369										$ 349,555
Number of shares issued to creditors | shares		751,318										735,904
Share price | $ / shares		$ 0.28										$ 0.475
Gain on debt settlement		$ 15,027										$ 92,368
Directors or officers [Member] | August 2020 Debt Settlement [Member]
Share capital [Line Items]
Amount of debt settlement										$ 204,769	$ 204,769
Directors or officers [Member] | Settlement Agreements [Member]
Share capital [Line Items]
Amount of debt settlement		$ 210,369										$ 277,719
Mainpointe [Member]
Share capital [Line Items]
Gross proceeds from Mainpointe Investment													$ 2,698,884
Common shares issued | shares													3,986,684
Common shares issued value													$ 1,459,445
Mainpointe [Member] | Share Purchase Agreement [Member]
Share capital [Line Items]
Strategic investment																$ 2,700,000
Replicel [Member]
Share capital [Line Items]
Common shares issued | shares						126,492
Accrued dividends						$ 47,737
Replicel [Member] | Share Purchase Agreement [Member]
Share capital [Line Items]
Number of shares issued | shares													3,986,684
Strategic investment																$ 2,700,000
Private Placement [Member]
Share capital [Line Items]
Number of units issued | shares	3,649,110
Units issued price per unit | $ / shares	$ 0.18
Gross proceeds from issuance of units	$ 656,840
Exercise price of warrants granted | $ / shares	$ 0.36
Minimum closing price of shares | $ / shares	$ 0.45
Number of consecutive trading days	10 days
Private Placement [Member] | YOFOTO (China) Health Industry Co. Ltd. [Member] | Replicel [Member]
Share capital [Line Items]
Number of shares subject to put option | shares													1,785,967
Private Placement [Member] | YOFOTO (China) Health Industry Co. Ltd. [Member] | Replicel [Member] | Definitive Licensing And Collaborative Agreement [Member]
Share capital [Line Items]
Share price | $ / shares				$ 0.95
License period				15 years
Amount invested in private placement			$ 5,090,005	$ 5,090,005
Percentage of warrant coverage				20.00%
Ownership description of shares			19.9%